Inventories	6 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES

7.	INVENTORIES

Inventories consisted of the following:

	December 31, 2019	June 30, 2019

Merchant products	$1,055,044	$-
Raw materials	47,566	90,604
Packaging and other supplies	391,490	11,320
Other products	40,897	12,609
	1,534,997	114,533
Less: inventory write-down	-	-
Total inventories	$1,534,997	$114,533